Concentrations (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue [Member] | Governmental client [Member]
Concentration Risk, Percentage	85.00%	78.00%
Revenue [Member] | Other client [Member]
Concentration Risk, Percentage		22.00%
Contract Assets [Member] | Governmental client [Member]
Concentration Risk, Percentage	100.00%	100.00%